Revenue from Contracts with Customers	9 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2019
Revenue from Contract with Customer [Abstract]
Revenue from Contracts with Customers

NOTE 6: REVENUE FROM CONTRACTS WITH CUSTOMERS

The following table presents our revenue disaggregated by category within our single reporting segment:

	For the Three Months Ended		For the Nine Months Ended
	March 31,		March 31,
	2020	2019	2020	2019
Subscription	$6,180,000	$-	$18,540,000	$-
Service and support	881,606	-	2,626,674	-
Application development and implementation	494,901	-	1,521,412	-
Revenue	$7,556,507	$-	$22,688,086	$-

For the three and nine months ended March 31, 2020, the Company was subject to revenue concentration risk as one customer accounted for 100% of our total revenue for both periods.

Subscription and Application Development and Implementation Revenue

The Company recognizes revenue when, or as, it satisfies a performance obligation to a customer. The Company primarily has one performance obligation, which includes the combined promise to develop, implement, and license customized software. Payment terms for the software include one-time application development and implementation fees, which are generally billed on a time-and-materials basis over the development and implementation period, plus fixed license subscription fees, which may either be billed in full upfront or in monthly installments over the license period, which is generally three years. All of these fees are allocated to the single performance obligation of providing software to the customer.

The performance obligation is fully satisfied at the point in time when the customer has taken control of the completed software, which is when physical possession of the software has transferred to the customer, the customer is able to use and benefit from the software, and the contractual license period has begun. Since the Company has no further obligation to the customer once control of the software has transferred, the Company recognizes revenue in full for all of the development and implementation fees at that point in time. Subscription fees are also recognized when control of the software has transferred to the customer but only to the extent such fees are contractually guaranteed to the Company. Any future monthly subscription fees that the Company would not have a contractually guaranteed right to collect in the event of early termination of the contract are instead recognized as revenue on a straight-line basis over the license period.

Service and Support Revenue

Certain contracts also contain a second performance obligation for service and support. This performance obligation includes the promise to provide future updates, upgrades, and enhancements to the software over the license period, if and when they occur. Service and support fees are fixed as a percentage of total contract value and billed in monthly installments over the license period. The Company recognizes service and support fee revenue over time, on a straight-line basis over the license period, as the customer receives such services on a generally uniform basis throughout the license period.

Allocation of the Transaction Price

Prices allocated to each performance obligation generally correspond with the contractually stated prices, since they equal standalone selling price. In some cases, services may be discounted, which requires the company to allocate the transaction price based on relative standalone selling price. The Company estimates standalone selling price based on comparable industry practices and the costs and margins involved in providing services to its customers.

Contract Liabilities

Contract liabilities include amounts billed to the customer in excess of revenue recognized and are presented as contract liabilities on the consolidated balance sheets. At March 31, 2020 and June 30, 2019 contract liabilities totaled $170,449 and $0, respectively.

Practical Expedient

The Company has elected a practical expedient to omit certain disclosures about the transaction price allocated to remaining performance obligations for contracts with terms of one year or less.

NOTE 7: REVENUE

The Company recognizes revenue when performance obligations under the terms of a contract with the customer are satisfied. Software and product sales occur once control is transferred upon delivery to the customer. Revenue is measured as the amount of consideration the Company expects to receive in exchange for transferring software and products. The amount of consideration the Company receives and revenue the Company recognizes varies with changes in customer incentives the Company offers to its customers and their customers. Sales taxes and other similar taxes are excluded from revenue.

The adoption of ASC 606 resulted in no impact to the individual financial statement line items of the Company’s audited consolidated statements of operations during the year ended June 30, 2019.

For the year ended June 30, 2019, the Company was subject to revenue and accounts receivable concentration risk as one customer accounted for 100% and 99% of revenue and accounts receivable, respectively. Additionally, for the year ended June 30, 2019, the Company was subject to geography concentration risk as its single revenue generating customer is located in India.